Restricted Investments - Reconciliation of Movement in Investments Held by Environmental Trust Funds (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of financial assets [line items]
Restricted investments	R 5,687	R 5,263
Fair value gain through profit and loss	219	52	R 43
Total environmental trust funds
Disclosure of financial assets [line items]
Restricted investments	5,673	5,244	5,064
Interest income	258	185	R 174
Fair value gain through profit and loss	184	18
Dividend received	13	14
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax	30	15
Acquisition/(maturity) of Equity-linked deposits	229	(260)
Acquisition/(maturity) of Fixed deposits	154	(21)
Acquisition/(maturity) of Collective investment schemes (unit trusts)	141	0
Net transfer of cash equivalents	(524)	281
Withdrawal of funds for rehabilitation work performed	(56)	(52)
Collective investment scheme (unit trusts)
Disclosure of financial assets [line items]
Restricted investments	R 198	R 49